Share based payments - RSU and PSU activity (Details)	3 Months Ended
Mar. 31, 2023 shares
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	146,285
Granted (in shares)	0
Ending balance (in shares)	146,285
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	759,696
Granted (in shares)	47,573
Released (in share)	(79,354)
Forfeited (in shares)	(6,164)
Ending balance (in shares)	721,751